Staff Retirement Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Staff Retirement Plans (Details) [Line Items]
Cost of contribution to the staff retirement plans	$ 163	$ 223	$ 114
Hong Kong [Member]
Staff Retirement Plans (Details) [Line Items]
Mandatory provident fund, description	The MPF is available to all employees aged 18 to 64 with at least 60 days of service under the employment of the Group in Hong Kong. Contributions are made by the Group to the MPF at a rate of 5% based on each employee’s relevant compensation, subject to a cap of HK$1,500 (equivalent to $0.19) per month.
Myanmar [Member]
Staff Retirement Plans (Details) [Line Items]
Mandatory provident fund, description	Contributions are made by the Group to the social security plan at a rate of 3% based on each employee’s relevant compensation, subject to a cap of 9,000 Kyat (equivalent to $0.006) per month.